Earnings per Share - Schedule of Earnings per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Income/(loss) attributable to Royal Dutch Shell plc shareholders	$ (18,131)	$ (24)	$ 2,998	$ (18,155)	$ 8,999
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	7,789.8	7,819.8	8,100.8	7,804.8	8,126.3
Diluted earnings per share (in shares)	7,789.8	7,819.8	8,153.7	7,804.8	8,182.1